Significant Accounting Policies - Additional information (Detail) - Computer software [member]	12 Months Ended
Mar. 31, 2022
Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years